UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

Dreyfus Research Growth Fund, Inc.
(formerly, Dreyfus Growth Opportunity Fund, Inc.)
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-1899

Securities Act File Number: 2-33733

4(a). Last day of fiscal year for which this notice is filed:

February 28, 2010

4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
Dreyfus Research Growth Fund – Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold	$325,792
		during the fiscal year pursuant to section	---------------
24(f):

	(ii)	Aggregate price of securities redeemed or	$ 23,194
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add	23,194
Items 5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than		$ 302,598
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	X	.0000713
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$21.58
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 21.58
=============
Dreyfus Research Growth Fund – Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold	$4,214
		during the fiscal year pursuant to section	---------------
24(f):

	(ii)	Aggregate price of securities redeemed or	$27,049
		repurchased during the fiscal year:	-------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ 27,049
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(22,835)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	X	.0000713
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is		==============
due):

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Research Growth Fund – Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$ -0-
		during the fiscal year pursuant to section		--------------
		24(f):	-

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(-0- )
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	X	.0000713
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
by Item 5(vii) (enter “0” if no fee is
	due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

0
-------------

Dreyfus Research Growth Fund Class Z
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$2,934,447
		during the fiscal year pursuant to section		---------------
24(f):

	(ii)	Aggregate price of securities redeemed or		$ 12,659,399
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ 657,270,239
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 669,929,638
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(666,995,191)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000713
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)		=$-0-
		by Item 5(vii) (enter “0” if no fee is		==============
due):

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due

[line 5(viii)	plus line 7]:

=$ -0-
=============

TOTAL FOR ALL:		=$ 21.58
=============

9.	Date the registration fee and interest payment was sent to the

Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)* /s/ Michael A. Rosenberg
Michael A. Rosenberg
Vice President and Secretary

Date: April 26, 2010

*	Please print the name and title of the signing officer below the signature